Insurance service expense - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022
Insurance Contracts [Abstract]
Derecognized CSM relating to contracts modified				£ 399
CSM relating to new contracts recognised	£ 1,730
CSM increase				1,331
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	£ (22)	£ (1,222)	£ (266)
CSM expense		£ 1,015	£ 227	£ 1,242